INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Combined summarized balance sheets (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 58,100,481		$ 110,385,267
Land		9,140,743		13,190,867
Other assets		12,769,297		21,424,583
Total Assets		80,010,521		145,000,717
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		61,595,513		109,360,346
Accounts payable and accrued expenses		3,238,584		5,843,383
Other liabilities		6,052,304		11,583,141
Liabilities		70,886,401		126,786,870
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	$ 15,247,046	15,247,046	$ 19,966,141	19,966,141
Other partners		(6,122,926)		(1,752,294)
Partners Capital		9,124,120		18,213,847
Liabilities and Stockholders Equity		80,010,521		145,000,717
Series Twenty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0		0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0		0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0		0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		697,635		1,101,308
Land		52,272		159,483
Other assets		112,648		168,013
Total Assets		862,555		1,428,804
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		1,070,448		1,987,848
Accounts payable and accrued expenses		93,085		240,908
Other liabilities		325,434		398,735
Liabilities		1,488,967		2,627,491
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(564,276)	(564,276)	(1,127,726)	(1,127,726)
Other partners		(62,136)		(70,961)
Partners Capital		(626,412)		(1,198,687)
Liabilities and Stockholders Equity		862,555		1,428,804
Series Twenty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		1,422,477		2,748,531
Land		12,000		87,498
Other assets		466,565		654,906
Total Assets		1,901,042		3,490,935
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		1,826,315		3,234,686
Accounts payable and accrued expenses		106,791		436,475
Other liabilities		453,193		883,162
Liabilities		2,386,299		4,554,323
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(230,916)	(230,916)	(706,718)	(706,718)
Other partners		(254,341)		(356,670)
Partners Capital		(485,257)		(1,063,388)
Liabilities and Stockholders Equity		1,901,042		3,490,935
Series Thirty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		921,333		8,125,500
Land		60,400		682,958
Other assets		376,891		1,641,003
Total Assets		1,358,624		10,449,461
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		623,725		4,655,156
Accounts payable and accrued expenses		629,491		766,899
Other liabilities		46,249		768,974
Liabilities		1,299,465		6,191,029
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	157,618	157,618	2,350,531	2,350,531
Other partners		(98,459)		1,907,901
Partners Capital		59,159		4,258,432
Liabilities and Stockholders Equity		1,358,624		10,449,461
Series Thirty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		847,401		6,743,782
Land		175,500		798,058
Other assets		239,177		1,082,963
Total Assets		1,262,078		8,624,803
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		1,205,104		3,948,744
Accounts payable and accrued expenses		11,821		143,361
Other liabilities		62,064		183,880
Liabilities		1,278,989		4,275,985
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,874	5,874	2,309,687	2,309,687
Other partners		(22,785)		2,039,131
Partners Capital		(16,911)		4,348,818
Liabilities and Stockholders Equity		1,262,078		8,624,803
Series Thirty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		1,539,529		2,184,415
Land		142,576		177,576
Other assets		452,343		1,066,438
Total Assets		2,134,448		3,428,429
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		1,654,958		2,670,372
Accounts payable and accrued expenses		59,077		82,137
Other liabilities		485,916		1,035,294
Liabilities		2,199,951		3,787,803
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(65,286)	(65,286)	(269,913)	(269,913)
Other partners		(217)		(89,461)
Partners Capital		(65,503)		(359,374)
Liabilities and Stockholders Equity		2,134,448		3,428,429
Series Thirty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Forty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Forty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		6,425,891		8,974,718
Land		2,225,961		2,602,861
Other assets		1,889,844		2,449,811
Total Assets		10,541,696		14,027,390
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		12,064,213		15,618,657
Accounts payable and accrued expenses		753,367		823,684
Other liabilities		257,002		427,520
Liabilities		13,074,582		16,869,861
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,204,128)	(1,204,128)	(1,456,608)	(1,456,608)
Other partners		(1,328,758)		(1,385,863)
Partners Capital		(2,532,886)		(2,842,471)
Liabilities and Stockholders Equity		10,541,696		14,027,390
Series Forty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		6,414,854		11,456,989
Land		2,076,707		3,402,040
Other assets		1,511,601		2,846,941
Total Assets		10,003,162		17,705,970
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		12,467,987		18,508,692
Accounts payable and accrued expenses		748,588		1,921,315
Other liabilities		309,929		1,470,697
Liabilities		13,526,504		21,900,704
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(605,251)	(605,251)	(2,515,276)	(2,515,276)
Other partners		(2,918,091)		(1,679,458)
Partners Capital		(3,523,342)		(4,194,734)
Liabilities and Stockholders Equity		10,003,162		17,705,970
Series Forty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		10,125,330
Land		0		636,595
Other assets		0		2,361,417
Total Assets		0		13,123,342
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		10,179,278
Accounts payable and accrued expenses		0		332,258
Other liabilities		0		918,237
Liabilities		0		11,429,773
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	2,354,877	2,354,877
Other partners		0		(661,308)
Partners Capital		0		1,693,569
Liabilities and Stockholders Equity		0		13,123,342
Series Forty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,619,725		14,229,160
Land		634,735		634,735
Other assets		458,109		1,645,128
Total Assets		4,712,569		16,509,023
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		4,426,968		16,676,181
Accounts payable and accrued expenses		121,936		222,985
Other liabilities		50,189		1,371,115
Liabilities		4,599,093		18,270,281
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,387,429	2,387,429	1,998,921	1,998,921
Other partners		(2,273,953)		(3,760,179)
Partners Capital		113,476		(1,761,258)
Liabilities and Stockholders Equity		4,712,569		16,509,023
Series Forty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		13,619,763		19,040,478
Land		2,021,533		2,156,004
Other assets		3,633,550		3,825,721
Total Assets		19,274,846		25,022,203
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		11,744,364		15,496,844
Accounts payable and accrued expenses		248,449		442,798
Other liabilities		1,791,931		1,805,294
Liabilities		13,784,744		17,744,936
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,316,462	5,316,462	6,193,598	6,193,598
Other partners		173,640		1,083,669
Partners Capital		5,490,102		7,277,267
Liabilities and Stockholders Equity		19,274,846		25,022,203
Series Forty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		22,591,873		25,655,056
Land		1,739,059		1,853,059
Other assets		3,628,569		3,682,242
Total Assets		27,959,501		31,190,357
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		14,511,431		16,383,888
Accounts payable and accrued expenses		465,979		430,563
Other liabilities		2,270,397		2,320,233
Liabilities		17,247,807		19,134,684
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	$ 10,049,520	10,049,520	$ 10,834,768	10,834,768
Other partners		662,174		1,220,905
Partners Capital		10,711,694		12,055,673
Liabilities and Stockholders Equity		$ 27,959,501		$ 31,190,357